Consolidated Statements of Net Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, net
Product sales, net	$ 21,744	$ 11,610	$ 20,173
Cost of goods sold (Note 6 & 8)	9,032	6,480	7,272
Gross profit	12,712	5,130	12,901
Expenses
Selling (Note 13 & 20)	10,312	5,359	13,399
General and administrative (Note 13 & 20)	2,697	4,579	3,395
Research and development (Note 20)	1,796	3,299	4,349
Total expense	14,805	13,237	21,143
Other expense (income):
Other income	(1,828)
Revaluation of holdback (Note 14)			3,623
Impairment loss on intangible assets (Note 8)			6,321
Total Other (income) expense	(1,828)		9,944
Finance (income) costs:
Finance (income) expense, net (Note 12 & 17)	525	(765)	(1,115)
Foreign exchange (gain) loss, net	(31)	(497)	2,570
Total Finance costs (income)	494	(1,262)	1,455
Net loss before income taxes	(759)	(6,845)	(19,641)
Income tax recovery (expense)
Current (Note 16)	32	0	(22)
Deferred (Note 16)		0	(123)
Income tax expense	32	0	(145)
Net loss	(727)	(6,845)	(19,786)
Exchange differences on translation of foreign subsidiaries:	(143)	(746)	(683)
Item that will not be reclassified to profit and loss
Revaluation of investment in Sensible Medical at FVOCI (Note 10)			(6,336)
Comprehensive loss	$ (870)	$ (7,591)	$ (26,805)
Loss per share
Basic (Note 15(e))	$ (0.07)	$ (0.64)	$ (1.32)
Diluted (Note 15(e))	$ (0.07)	$ (0.64)	$ (1.32)